BUSINESS ACQUISITION (Tables)	12 Months Ended
Jun. 30, 2022
Business Acquisition
SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

	Number of shares	$
Fair value of consideration transferred
Amount settled in cash		3,400,625
Amount settled in shares	209,363,400	1,574,136
Total consideration		4,974,761
Recognised amounts of identifiable net assets
Right-of-use asset		42,289
Intangible assets (1)		720,550
Other payables		(19,193)
Lease liability		(42,289)
Employee benefit provisions		(53,111)
Deferred tax liability		(180,138)
Identifiable net assets		468,108
Goodwill on acquisition (Note 15)		4,506,653
(1)	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to $720,550 (refer to Note 16 for further details).